Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	$ 5,844	$ 921
Non-current provisions	1,796	2,372
Lease Contributions Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions		179
Non-current provisions		906
Other Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	5,205
Make Good Provision [Member]
DisclosureOfProvisionsLineItems [Line Items]
Current provisions	639	742
Non-current provisions	$ 1,796	$ 1,466